UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-09521

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: May 31st

Date of reporting period: AUGUST 31, 2008              (1st Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

Essex Small/Micro Cap Growth Fund

August 31, 2008

Schedule of Portfolio Investments (unaudited)
Security Description	Shares		Value
Common Stocks - 95.5%
Consumer Discretionary - 13.7%
1-800-FLOWERS.COM, Inc.*	295,699		$1,815,593
Capella Education Co.*	50,424		2,506,577
Corinthian Colleges, Inc.*	275,063	[2]	3,650,086
Exide Technologies, Inc.*	161,630	[2]	1,994,514
Hawk Corp., Class A*	80,636		1,935,264
Helen of Troy Ltd.*	110,107	[2]	2,648,073
Iconix Brand Group, Inc.*	112,361		1,452,828
K12, Inc.*	85,926	[2]	2,023,557
Knology, Inc.*	189,494		1,913,889
Lifetime Brands, Inc.	89,306		865,375
Pier 1 Imports, Inc.*	276,217	[2]	1,220,879
Steven Madden LTD*	3,851		96,853
The Finish Line, Inc., Class A*	239,478	[2]	2,895,289
Wet Seal, Inc., The, Class A*	546,113	[2]	2,572,192
Wonder Auto Technology, Inc.*	278,038		2,343,860
Total Consumer Discretionary			29,934,829
Consumer Staples - 0.8%
Darling International, Inc.*	123,654		1,697,769
Energy - 2.1%
GMX Resources, Inc.*	29,430		1,996,531
Mitcham Industries, Inc.*	167,483		2,559,140
Total Energy			4,555,671
Financials - 3.6%
Argo Group International Holdings, Ltd.*	82,107		3,086,402
PMA Capital Corp., Class A*	248,765	[2]	2,360,780
Portfolio Recovery Associates, Inc.*	56,304		2,395,172
Total Financials			7,842,354
Health Care - 26.9%
Biolase Technology, Inc.*	550,647		1,409,655
BioScrip, Inc.*	602,980		2,423,979
Bruker BioSciences Corp.*	180,233		2,782,798
Chindex International, Inc.*	172,704		2,022,364
Cyberonics, Inc.*	64,111	[2]	1,375,181
icad, Inc.*	541,112		2,315,959
Illumina, Inc.*	60,673	[2]	5,225,765
Kendle International, Inc.*	66,224		3,274,777
Luminex Corp.*	135,745		3,460,140
MEDTOX Scientific, Inc.*	98,154		1,715,732
Neogen Corp.*	95,956		2,501,573
NuVasive, Inc.*	56,551		2,695,221
PAREXEL International Corp.*	165,532	[2]	5,258,952
RehabCare Group, Inc.*	135,937		2,493,085
Somanetics Corp.*	89,801	[2]	2,227,065
Symmetry Medical, Inc.*	149,539		2,573,566
Thoratec Corp.*	124,699	[2]	3,321,981
Trans1, Inc.*	137,586	[2]	1,129,581
Transcend Services, Inc.*	180,920		2,303,112
Volcano Corp.*	213,757		3,926,716
Wright Medical Group, Inc.*	136,102		4,190,581
Total Health Care			58,627,783
Industrials - 16.4%
American Railcar Industries, Inc.	58,173		942,985
American Superconductor Corp.*	114,971		2,824,838
Ameron International Corp.	16,487		1,926,671
A-Power Energy Generation Systems, Ltd.*	135,028	[2]	2,854,492
Applied Signal Technology, Inc.	29,086		481,373
BTU International, Inc.*	136,679		1,338,087
Bucyrus International, Inc.	62,597		4,372,400
CIRCOR International, Inc.	36,657	[2]	2,208,951

Schedule of Portfolio Investments (unaudited)
Security Description	Shares		Value
Industrials - 16.4% (continued)
DXP Enterprises, Inc.*	62,102		$3,667,123
FreightCar America, Inc.	48,394	[2]	1,789,126
Fuelcell Energy, Inc.*	314,247		2,180,874
Kaman Corp., Class A	3,293		99,284
Kaydon Corp.	48,335	[2]	2,693,710
Layne Christensen Co.*	59,327		3,255,866
Lydall, Inc.*	80,448		940,437
Powell Industries, Inc.*	52,484		2,318,743
VSE Corp.	52,924	[2]	1,940,723
Total Industrials			35,835,683
Information Technology - 29.8%
Actel Corp.*	123,050	[2]	1,695,629
Advanced Analogic Technologies, Inc.*	229,448		1,048,577
Amtech Systems, Inc.*	172,512		1,933,860
Anadigics, Inc.*	256,624		864,823
AsiaInfo Holdings, Inc.*	280,806		3,695,407
AXT, Inc.*	457,989		1,653,340
Blackboard, Inc.*	71,720		2,865,931
Callidus Software, Inc.*	101,267		481,018
Cognex Corp.	84,222	[2]	1,703,811
Concur Technologies, Inc.*	68,505		3,010,795
CyberSource Corp.*	149,320		2,565,318
Daktronics, Inc.	102,249	[2]	1,792,425
DemandTec, Inc.*	150,062		1,556,143
Emcore Corp.*	243,737	[2]	1,508,732
Epiq Systems, Inc.*	147,066		1,660,375
FalconStor Software, Inc.*	217,549		1,635,968
Globecomm Systems, Inc.*	275,420		2,809,284
iGate Corp.*	256,652		2,887,335
Interactive Intelligence, Inc.*	176,716		1,772,461
Kenexa Corp.*	93,428		2,160,990
L-1 Identity Solutions, Inc.*	123,847	[2]	2,040,999
Lecroy Corp.*	254,289		2,118,227
MICROS Systems, Inc.*	104,529		3,221,584
Navisite, Inc.*	498,575		1,620,369
NIC, Inc.	372,118		2,575,057
Presstek, Inc.*	357,774		1,921,246
Shanda Interactive Entertainment, Ltd.*	79,881		2,116,048
SkillSoft PLC*	305,038		3,321,864
SYNNEX Corp.*	86,943	[2]	1,998,820
Ultimate Software Group, Inc., The*	95,406		2,675,184
Veeco Instruments, Inc.*	117,911	[2]	1,982,085
Total Information Technology			64,893,705
Materials - 1.0%
Headwaters, Inc.	147,863		2,275,612
Telecommunication Services - 1.2%
Centennial Communications Corp.*	337,549		2,572,123
Total Common Stocks (cost $206,978,940)			208,235,529
Other Investment Companies - 18.9%[1]
Bank of New York Institutional Cash Reserves Fund, 2.47%[3]	31,093,410		31,093,410
Dreyfus Cash Management Fund, Institutional Class Shares, 2.58%	9,063,209		9,063,209
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 2.57%	1,034,399		1,034,399
Total Other Investment Companies (cost $41,191,018)			41,191,018
Total Investments - 114.4% (cost $248,169,958)			249,426,547
Other Assets, less Liabilities - (14.4)%			(31,317,362)
Net Assets - 100.0%			$218,109,185

Essex Growth Fund

August 31, 2008

Schedule of Portfolio Investments (unaudited)
Security Description	Shares		Value
Common Stocks - 96.7%
Consumer Discretionary - 13.8%
Burger King Holdings, Inc.	10,047	[2]	$249,367
Capella Education Co.*	3,320	[2]	165,037
Central European Media Enterprises Ltd., Class A*	3,555	[2]	276,970
Corinthian Colleges, Inc.*	11,261		149,433
Exide Technologies, Inc.*	10,896	[2]	134,457
Genesco, Inc.*	5,285	[2]	193,484
Kohl’s Corp.*	6,824		335,536
Urban Outfitters, Inc.*	8,376		298,353
Warnaco Group, Inc., The*	5,086	[2]	262,285
Westport Innovations, Inc.*	13,036		164,905
Wet Seal, Inc., The, Class A*	32,571		153,409
Total Consumer Discretionary			2,383,237
Consumer Staples - 2.3%
Central European Distribution Corp.*	4,001	[2]	230,818
Green Mountain Coffee Roasters, Inc.*	4,625	[2]	168,766
Total Consumer Staples			399,584
Energy - 6.0%
Chesapeake Energy Corp.	3,345		161,898
Peabody Energy Corp.	6,117	[2]	385,065
Petroleo Brasileiro, S.A., Sponsored ADR	3,854		203,260
Southwestern Energy Co.*	7,359		282,365
Total Energy			1,032,588
Financials - 2.3%
Goldman Sachs Group, Inc.	1,035		169,709
State Street Corp.	3,342		226,153
Total Financials			395,862
Health Care - 22.3%
Abbott Laboratories Co.	6,270		360,086
Auxilium Pharmaceuticals, Inc.*	5,620	[2]	220,922
Chindex International, Inc.*	5,677		66,478
Genentech, Inc.*	4,700		464,125
Gilead Sciences, Inc.*	7,881		415,171
Hansen Medical, Inc.*	10,136		128,018
HMS Holdings Corp.*	6,879		170,530
ICON PLC.*	9,012	[2]	367,059
IDEXX Laboratories, Inc.*	3,359	[2]	189,112
Illumina, Inc.*	3,629		312,566
Intuitive Surgical, Inc.*	539		159,151
Qiagen N.V.*	8,014	[2]	169,737
Thermo Fisher Scientific, Inc.*	3,158		191,248
Varian Medical Systems, Inc.*	2,887		182,343
Vertex Pharmaceuticals, Inc.*	10,879		292,210
WuXi PharmaTech Cayman, Inc.*	9,299	[2]	164,685
Total Health Care			3,853,440
Industrials - 13.5%
American Superconductor Corp.*	7,885	[2]	193,734
A-Power Energy Generation Systems, Ltd.*	8,046	[2]	170,092
Dryships, Inc.	3,205	[2]	235,375
First Solar, Inc.*	921		254,795
FreightCar America, Inc.	3,744		138,416
Fuelcell Energy, Inc.*	29,931		207,721
Fuel-Tech, Inc.*	12,407		227,544
JA Solar Holdings Co., Ltd., ADR*	10,317	[2]	183,952
Kansas City Southern*	6,008		308,991
Quanta Services, Inc.*	7,885		251,847
Walter Industries, Inc.	1,800		168,840
Total Industrials			2,341,308

Schedule of Portfolio Investments (unaudited)
Security Description	Shares		Value
Information Technology - 30.1%
Activision Blizzard, Inc.*	7,061		$231,742
Alliance Data Systems Corp.*	5,452		350,236
ASML Holding, N.V.	9,024		213,418
Brocade Communications Systems, Inc.*	38,616		286,531
Cisco Systems, Inc.*	7,214		173,497
Google, Inc.*	823		381,288
GSE Systems, Inc.*	16,448	[2]	132,406
International Business Machines Corp.	3,456		420,699
Itron, Inc.*	4,964	[2]	514,171
McAfee, Inc.*	6,349		251,166
Microsoft Corp.	6,663		181,833
NetLogic Microsystems, Inc.*	12,768	[2]	443,433
Nuance Communications, Inc.*	10,352		163,562
Power Integrations, Inc.*	5,509	[2]	162,130
QUALCOMM, Inc.	4,051		213,285
Research In Motion, Ltd.*	4,272		519,475
Skyworks Solutions, Inc.*	35,129	[2]	340,751
Western Union Co., The	7,905		218,336
Total Information Technology			5,197,959
Materials - 4.2%
Freeport McMoRan Copper & Gold, Inc., Class B	1,904		170,066
Mosaic Co., The*	3,045		325,023
Potash Corp. of Saskatchewan, Inc.	1,317		228,631
Total Materials			723,721
Telecommunication Services - 2.2%
NII Holdings, Inc., Class B*	7,177		376,936
Total Common Stocks (cost $16,204,385)			16,704,635
Other Investment Companies - 22.3%[1]
Bank of New York Institutional Cash Reserves Fund, 2.47%[3]	3,050,629		3,050,629
Dreyfus Cash Management Fund, Institutional Class Shares, 2.58%	800,244		800,244
Total Other Investment Companies (cost $3,850,873)			3,850,873
Total Investments - 119.0% (cost $20,055,258)			20,555,508
Other Assets, less Liabilities - (19.0)%			(3,282,691)
Net Assets - 100.0%			$17,272,817

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At August 31, 2008, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were:

Fund	Cost	Appreciation	Depreciation	Net
Essex Growth	$20,055,776	$1,468,385	$(968,653)	$499,732
Essex Small/Micro Cap Growth	248,767,306	23,470,786	(22,811,545)	659,241

*	Non-income-producing security.

[1]	Yield shown for an investment company represents its August 31, 2008, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[2]	Some or all of these shares were out on loan to various brokers as of August 31, 2008, amounting to:

Fund	Market Value	% of Net Assets
Essex Growth	$2,944,747	17.0%
Essex Small/Micro Cap Growth	30,016,116	13.8%

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

Investments Definitions and Abbreviations:

ADR:	ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR security is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The following table summarizes the inputs used to value the Funds’ net assets by the above fair value hierarchy levels as of August 31, 2008:

	Essex Growth		Essex Small/Micro Cap Growth
Valuation Inputs	Investments in Securities	Other Financial Instruments**	Investments in Securities	Other Financial Instruments**
Level 1 - Quoted Prices	$20,555,508	—	$249,426,547	—
Level 2 - Other Significant Observable Inputs	—	—	—	—
Level 3 - Significant Unobservable Inputs	—	—	—	—

Total	$20,555,508	—	$249,426,547	—

The following table is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determing fair value:

Balance as of August 31, 2008	Investments in Securities	Other Financial Instruments**
Essex Growth	$0	$0
Essex Small/Micro Cap Growth	$0	$0

**	Other financial instruments are derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation of the instrument. As of August 31, 2008, Essex Growth Fund and Essex Small/Micro Cap Growth Fund did not hold any such investments.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:	/s/ John H. Streur

John H. Streur, President

Date:	October 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Streur

John H. Streur, President

Date:	October 24, 2008

By:	/s/ Donald S. Rumery

Donald S. Rumery, Chief Financial Officer

Date:	October 24, 2008